Borrowings - Summary of Korean Won and Foreign Currency Borrowings (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%
Borrowings	₩ 10,006,685	₩ 8,437,703
Redemption premium	4,565	2,267
Bond discount issuance	(7,206)	(3,825)
The 1st CB(Private) Jun. 5, 2020 and The First Unsecured Cb Jul.25.2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 35,359	6,442
The 1st CB(Private) Jun. 5, 2025 [member] | The 1st CB(Private) Jun. 5, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 5, 2025
Annual interest rates	2.00%
Borrowings	₩ 8,000	₩ 8,000
The First Unsecured Cb January Five Twenty Twenty Five [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%
The First Unsecured Cb January Five Twenty Twenty Five [Member] | The First Unsecured Cb July Twenty Five Twenty Two [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 25, 2025
Annual interest rates	4.00%
Borrowings	₩ 30,000